SHORT-TERM BANK CREDIT (Tables)	12 Months Ended
Dec. 31, 2017
Short-term Debt [Abstract]
Schedule of Short-Term Bank Credit
Short-term bank credit and loans are classified as follows:
		Weighted average interest
	Currency	December 31,		December 31,
		2017	2016	2017	2016
		%

Short-term bank credit	CAD	3.20	2.95	$4,191	$8,540